Jan. 09, 2017
PACE® Global Fixed Income Investments
PACE® Global Fixed Income Investments

I. PACE Global Fixed Income Investments

Effective immediately the Prospectuses and SAI are hereby revised as follows:

All references to "Rogge Global Partners Ltd" or "Rogge Global Partners" as a subadvisor to the fund in the Prospectuses and SAI are hereby deleted and replaced with references to J.P. Morgan Investment Management Inc. or J.P. Morgan, as applicable.

All section captions in the Prospectuses and SAI referring to "PACE International Fixed Income Investments (to be re-named PACE Global Fixed Income Investments, effective December 1, 2016)" are hereby replaced with "PACE Global Fixed Income Investments (formerly, PACE International Fixed Income Investments)."

The section captioned "PACE Global Fixed Income Investments (formerly, PACE International Fixed Income Investments) Fund Summary" and sub-captioned "Principal Strategies—Principal investments" beginning on page 27 of the Multi-Class Prospectus and page 26 of the Class P Prospectus is revised by replacing that section in its entirety with the following:

Under normal circumstances, the fund invests at least 80% of its net assets (plus the amount of any borrowing for investment purposes) in fixed income securities. Such investments may include US government bonds, non-US government bonds (including bonds issued by supranational organizations and quasi-governmental entities), and bonds of US or non-US private issuers. The fund invests primarily in high-grade bonds of governmental and private issuers. These high-grade bonds are rated in one of the three highest rating categories or are of comparable quality. The fund invests, to a limited extent, in emerging market bonds and lower rated bonds of governmental and private issuers, including bonds that are rated below investment grade (commonly known as "junk bonds").

The fund invests in bonds of varying maturities, but normally limits its portfolio duration to within +/- 50% of the effective duration of the fund's benchmark index, Bloomberg Barclays Global Aggregate ex US Index (Bloomberg Barclays Global Aggregate Index, as of December 1, 2016), as calculated by the investment advisor, which as of September 30, 2016 was approximately 7.47 years. Duration is a measure of the fund's exposure to interest rate risk—a longer duration means that changes in market interest rates are likely to have a larger effect on the value of the fund's portfolio.

The fund's investments may include mortgage- and asset-backed securities. The fund may, but is not required to, use exchange-traded or over-the-counter derivative instruments for risk management purposes or to attempt to increase total returns. The derivatives in which the fund may invest include currency forward agreements. These derivatives may be used for risk management purposes, such as hedging the fund's currency exposure, or otherwise managing the risk profile of the fund. In addition, these derivative instruments may be used to enhance returns; in place of direct investments; or to obtain or adjust exposure to certain markets.

There are different types of US government securities, including those issued or guaranteed by the US government, its agencies and its instrumentalities, and they have different types of government support. Some are supported by the full faith and credit of the US, while others are supported by (1) the ability of the issuer to borrow from the US Treasury; (2) the credit of the issuing agency, instrumentality or government-sponsored entity; (3) pools of assets, such as mortgages; or (4) the US government in some other way.

The section captioned "PACE Global Fixed Income Investments (formerly, PACE International Fixed Income Investments) Fund Summary" and sub-captioned "Management process" beginning on page 27 of the Multi-Class Prospectus and the Class P Prospectus is revised by replacing the fourth paragraph of that section in its entirety with the following:

The subadvisor utilizes a strategy that involves investing primarily in global fixed income securities either directly or through the use of financial derivative instruments where appropriate.

The section captioned "PACE Global Fixed Income Investments (formerly, PACE International Fixed Income Investments) Fund Summary" and sub-captioned "Performance—Risk/return bar chart and table" beginning on page 29 of the Multi-Class Prospectus and the Class P Prospectus is revised by replacing the first paragraph of that section in its entirety with the following:

The performance information that follows shows the fund's performance information in a bar chart and an average annual total returns table. The bar chart does not reflect the sales charges of the fund's Class C shares; if it did, the total returns shown would be lower. The information provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year and by showing how the fund's average annual total returns compare with those of a broad measure of market performance. Effective December 1, 2016, the fund's primary benchmark index changed from the Bloomberg Barclays Global Aggregate ex US Index to the Bloomberg Barclays Global Aggregate Index. The Bloomberg Barclays Global Aggregate ex USD 50% Hedged Index provides information regarding the effectiveness of the fund's historical currency hedging policy. The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. This may be particularly true given that other subadvisors were responsible for managing portions of the fund's assets during previous periods. J.P. Morgan assumed day-to-day management of the fund's assets on January 9, 2017. Updated performance for the fund is available at http://www.ubs.com/us-mutualfundperformance.

The section captioned "PACE Global Fixed Income Investments (formerly, PACE International Fixed Income Investments) Fund Summary" and sub-captioned "Performance—Average annual total returns" beginning on page 30 of the Multi-Class Prospectus and the Class P Prospectus is revised by replacing the footnote below the table in its entirety with the following:

*  Effective December 1, 2016, the fund's primary benchmark index changed from the Bloomberg Barclays Global Aggregate ex US Index to the Bloomberg Barclays Global Aggregate Index.